Financial Instruments - Financial and Other Risks - Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2014
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	$ 2,767,193	$ 1,882,681
Additional paid-in capital	2,283,591	1,756,769
Finance Lease [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	1,200
Secured bank loans [member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	29,900	31,100
Unsecured Senior Notes due 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	53,750	53,750
Unsecured Senior Notes due 2020 [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	800
Unsecured Senior Notes Due 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	57,500
Unsecured Senior Notes Due 2019 [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	1,500
Convertible Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	328,700	316,500	$ 298,700
Convertible Notes [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	2,800
Accounts payable [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	13,044	9,282
Accrued expenses [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	32,838	23,024
Secured bank loans [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,615,248	1,466,940
Finance Lease [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	717,139	0
Unsecured Senior Notes due 2020 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	53,750	53,750
Unsecured Senior Notes Due 2017 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	51,750
Unsecured Senior Notes Due 2019 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	57,500	0
Convertible Notes [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	348,500	348,500
Cash and cash equivalents [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	186,462	99,887
Restricted cash [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	11,387	0
Loans and receivables, category [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	65,458	42,329
Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	0	116
Reserve of equity component of convertible instruments [member] | Convertible Notes [Member] | Deferred financing fees [Member]
Disclosure of detailed information about financial instruments [line items]
Additional paid-in capital	1,900
Level 1 of fair value hierarchy [member] | Accounts payable [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	13,044	9,282
Level 1 of fair value hierarchy [member] | Accrued expenses [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	32,838	23,024
Level 1 of fair value hierarchy [member] | Finance Lease [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	717,139	0
Level 1 of fair value hierarchy [member] | Unsecured Senior Notes due 2020 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	53,449	48,252
Level 1 of fair value hierarchy [member] | Unsecured Senior Notes Due 2017 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	52,330
Level 1 of fair value hierarchy [member] | Unsecured Senior Notes Due 2019 [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	58,466	0
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	186,462	99,887
Level 1 of fair value hierarchy [member] | Restricted cash [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	11,387	0
Level 1 of fair value hierarchy [member] | Loans and receivables, category [member] | Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	65,458	42,329
Level 2 of fair value hierarchy [member] | Secured bank loans [member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,615,248	1,466,940
Level 2 of fair value hierarchy [member] | Convertible Notes [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	316,184	286,321
Level 2 of fair value hierarchy [member] | Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 0	$ 116